UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007
                                                -----------------------------

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Lane Five Capital Management LP
             ---------------------------------------------
Address:        1122 Kenilworth Drive, Suite 313
             ---------------------------------------------
                Towson, MD 21204
             ---------------------------------------------

Form 13F File Number: ________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Scott J. Liotta
             ---------------------------------------------
Title:          CFO
             ---------------------------------------------
Phone:          443-921-2060
             ---------------------------------------------

Signature, Place, and Date of Signing:


/s/ Scott J. Liotta              Towson, Maryland            February 8, 2008
-------------------------   -----------------------------    -------------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          -------------
Form 13F Information Table Entry Total:        18
                                          -------------
Form 13F Information Table Value Total:     $134,653
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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

                                          Form 13F Information Table as of December 31, 2007


                                                                       Shares/
                                Title of                     Value      PRN    SH/ PUT/  Invesment    Other        Voting Authority
Description                     Class            Cusip       x1000     Amount  PRN CALL  Discretion  Managers    Sole   Shares  None
----------------------------    -------------   ---------  -------   --------- --- ----  ----------  --------  -------- ------  ----
Amazon.Com, Inc.                Common          23135106     3,706      40,000 SH           SOLE       No        40,000
ABX Air, Inc.                   Common          00080S101    5,852   1,400,000 SH           SOLE       No       190,719
Blue Nile Inc.                  Common          09578R103    4,084      60,000 SH           SOLE       No        60,000
Corporate Executive
 Board Co.                      Common          21988R102    4,207      70,000 SH           SOLE       No        70,000
DeVry Inc.                      Common          251893103   15,588     300,000 SH           SOLE       No       300,000
GP Strategies Corp.             Common          36225V104    1,163     109,200 SH           SOLE       No       109,200
Housevalues Inc.                Common          44183Y102    3,281   1,058,297 SH           SOLE       No     1,058,297
Healthsouth Corp.               Common-New      421924309    8,400     400,000 SH           SOLE       No       400,000
Learning Tree
 International Inc.             Common          522015106   19,516     850,000 SH           SOLE       No       850,000
Millicom International
 Cellular SA                    Shs-New         L6388F110   11,204      95,000 SH           SOLE       No        95,000
NII Holdings Inc.               Class B-New     62913F201    5,798     120,000 SH           SOLE       No       120,000
PT Telekomunikasi
 Indonesia Sponsored ADR        Sponsored ADR   715684106    5,881     140,000 SH           SOLE       No       140,000
Overstock.Com Inc.              Common          690370101    4,172     268,635 SH           SOLE       No       268,635
Republic Services Inc.          Common          760759100    4,232     135,000 SH           SOLE       No       135,000
Titan International Inc.        Common          88830M102    9,691     310,000 SH           SOLE       No       310,000
Williams Controls Inc.          Common-New      969465608    7,396     432,240 SH           SOLE       No       432,240
Yahoo Inc.                      Common          984332106    3,489     150,000 SH           SOLE       No       150,000
Renault (Regie-Natl)-Ord
 Eur                            Foreign         F77098105   16,993     120,000 SH           SOLE       No       120,000
